NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Non-financial Assets And Liabilities
Schedule of changes in property, plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Increases for incorporation (2)	Transfers	Decreases	Impairment	At the end

Lands	14	-	-	-	-	-	14
Buildings	144	-	-	-	-	-	144
Equipment and machinery	1,960	1	2	353	(11)	(60)	2,245
Wells	1,195	8	-	257	(52)	(95)	1,313
Mining property	198	-	-	-	(3)	-	195
Vehicles	11	1	-	-	(1)	-	11
Furniture and fixtures and software equipment	62	4	1	2	(29)	-	40
Communication equipments	1	-	-	-	-	-	1
Materials, spare parts and tools	44	55	-	(49)	(2)	-	48
Petrochemical industrial complex	32	-	-	8	-	-	40
Civil works	24	-	-	38	-	-	62
Work in progress	420	382	-	(562)	(1)	-	239
Advances to suppliers	64	21	-	(47)	-	-	38
Total at 12.31.2024	4,169	472	3	-	(99)	(155)	4,390
Total at 12.31.2023	3,683	814	-	-	(160)	(168)	4,169

(1)	Includes US$ 8 million and U$S 21 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2024 and 2023.
(2)	See Note 5.2.1.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year (1)	Impairment	At the end	At 12.31.2024	At 12.31.2023

Lands	-	-	-	-	-	14	14
Buildings	(83)	-	(9)	-	(92)	52	61
Equipment and machinery	(748)	9	(146)	43	(842)	1,403	1,212
Wells	(578)	17	(161)	78	(644)	669	617
Mining property	(124)	3	(8)	-	(129)	66	74
Vehicles	(8)	1	(1)	-	(8)	3	3
Furniture and fixtures and software equipment	(57)	27	(5)	-	(35)	5	5
Communication equipments	(1)	-	-	-	(1)	-	-
Materials, spare parts and tools	(3)	-	-	-	(3)	45	41
Petrochemical industrial complex	(22)	-	(4)	-	(26)	14	10
Civil works	(1)	-	(2)	-	(3)	59	23
Work in progress	-	-	-	-	-	239	420
Advances to suppliers	-	-	-	-	-	38	64
Total at 12.31.2024	(1,625)	57	(336)	121	(1,783)	2,607
Total at 12.31.2023	(1,519)	25	(261)	130	(1,625)		2,544

(1)	As of December 31, 2024, the composition of the segments is as follows: Oil and gas US$ 236 million, Generation US$ 95 million; and Petrochemicals US$ 5 million.

Schedule of intangible assets

	Original values
Type of good	At the beginning	Increases	Decreases	Impairment (1)	At the end

Concession agreements	2	-	-	-	2
Goodwill (2)	35	-	-	-	35
Intangible identified in acquisitions of companies	71	-	-	-	71
Digital assets	-	3	-	-	3
Total at 12.31.2024	108	3	-	-	111
Total at 12.31.2023	145	-	(39)	2	108

	Amortization
Type of good	At the beginning	For the year	Impairment	At the end

Concession agreements	(2)	-	-	(2)
Intangible identified in acquisitions of companies	(10)	(4)	-	(14)
Total at 12.31.2024	(12)	(4)	-	(16)
Total at 12.31.2023	(7)	(5)	-	(12)

	Net book values
Type of good	At 12.31.2024	At 12.31.2023
Goodwill (2)	35	35
Intangible identified in acquisitions of companies	57	61
Digital assets	3	-
Total at 12.31.2024	95
Total at 12.31.2023		96

(1)	Recoverable price based on the market value of digital assets.
(2)	Assigned to oil and gas segment.

Schedule of deferred tax assets and liabilities

	12.31.2023	Profit (Loss)	12.31.2024
Tax loss carryforwards	144	(135)	9
Property, plant and equipment	-	210	210
Trade and other receivables	1	-	1
Provisions	53	(4)	49
Salaries and social security payable	1	-	1
Defined benefit plans	4	6	10
Taxes payables	-	1	1
Trade and other payables	-	1	1
Other	-	1	1
Deferred tax asset	203	80	283
Property, plant and equipment	(222)	192	(30)
Intangible assets	(34)	2	(32)
Investments in companies	(7)	(2)	(9)
Inventories	(45)	9	(36)
Financial assets at fair value through profit and loss	(18)	14	(4)
Trade and other receivables	(10)	4	(6)
Tax inflation adjustment	(163)	105	(58)
Other	(1)	1	-
Deferred tax liability	(500)	325	(175)
Deferred tax (liability) asset	(297)	405	108

	12.31.2022	Profit (Loss)	Increases for incorporation	12.31.2023
Tax loss carryforwards	19	125	-	144
Property, plant and equipment	151	(151)	-	-
Trade and other receivables	4	(3)	-	1
Provisions	59	(6)	-	53
Salaries and social security payable	1	-	-	1
Defined benefit plans	8	(6)	2	4
Other	1	(1)	-	-
Deferred tax asset	243	(42)	2	203
Property, plant and equipment	(79)	(188)	45	(222)
Intangible assets	(35)	1	-	(34)
Investments in companies	(8)	1	-	(7)
Inventories	(19)	(26)	-	(45)
Financial assets at fair value through profit and loss	(15)	(3)	-	(18)
Trade and other receivables	(23)	12	1	(10)
Taxes payables	(2)	2	-	-
Tax inflation adjustment	(138)	(28)	3	(163)
Other	-	(1)	-	(1)
Deferred tax liability	(319)	(230)	49	(500)
Deferred tax (liability) asset	(76)	(272)	51	(297)

Schedule of deferred tax asset liability

	12.31.2024	12.31.2023
Deferred tax asset	157	-
Deferred tax liability	(49)	(297)
Deferred tax asset (liability)	108	(297)

Schedule of inventories

	12.31.2024	12.31.2023
Current
Materials and spare parts	160	129
Advances to suppliers	6	4
In process and finished products	57	72
Total (1)	223	205

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 0.04 million and US$ 3 million as of December 31, 2024 and 2023, according with the policy described in Note 4.13.

Schedule of provisions

	12.31.2024	12.31.2023
Non-Current
Contingencies	95	109
Asset retirement obligation and wind turbines decommisioning	25	26
Environmental remediation	17	15
Total Non-Current	137	150

Current
Asset retirement obligation and wind turbines decommisioning	5	3
Environmental remediation	1	2
Other provisions	4	1
Total Current	10	6

Schedule of evolution of provisions

	12.31.2024
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	109	29	17
Increases	41	8	2
Decreases	(1)	-	-
Foreign currency exchange difference	(4)	-	-
Decrease due to sale of equity interests in areas	-	(1)	-
Reversal of unused amounts	(50)	(6)	(1)
At the end of the year	95	30	18

	12.31.2023
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	107	27	17
Increases	15	6	3
Decreases	(4)	-	(1)
Foreign currency exchange difference	(9)	-	-
Reversal of unused amounts	-	(4)	(2)
At the end of the year	109	29	17

	12.31.2022
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	106	21	18
Increases	5	6	-
Increases for incorporation	-	1	-
Decreases	(1)	-	(1)
Foreign currency exchange difference	(2)	-	-
Reversal of unused amounts	(1)	(1)	-
At the end of the year	107	27	17

Schedule of income tax and minimum notional income tax liability

	12.31.2024	12.31.2023
Non-current
Income tax	69	50
Minimum notional income tax	6	5
Total non-current	75	55

Current
Income tax, net of witholdings and advances	257	17
Total current	257	17

Schedule of tax liabilities

	12.31.2024	12.31.2023
Current
Value added tax	3	-
Personal assets tax provision	10	3
Tax withholdings to be deposited	8	3
Royalties	6	6
Other	3	2
Total current	30	14

Schedule of benefit plans information

	12.31.2024
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	23	(4)	19
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	32	(6)	26
Items classified in other comprehensive income
Actuarial (gains) losses	(4)	4	-
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(8)	2	(6)
At the end of the year	41	(4)	37

	12.31.2023
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	38	(4)	34
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	29	(4)	25
Items classified in other comprehensive income
Actuarial losses (gains)	7	(2)	5
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(49)	6	(43)
At the end of the year	23	(4)	19

	12.31.2022
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	33	(4)	29
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	15	(2)	13
Items classified in other comprehensive income
Actuarial losses	9	-	9
Benefit payments	(3)	-	(3)
(Gains) Losses on exchange difference	(17)	2	(15)
At the end of the year	38	(4)	34

Schedule of estimated expected benefits payments

12.31.2024
Less than one year	7
One to two years	4
Two to three years	3
Three to four years	3
Four to five years	4
Six to ten years	16

Schedule of significant actuarial assumptions

	12.31.2024	12.31.2023	12.31.2022
Real discount rate	5%	5%	5%
Real wage increase rate	1%	1%	1%
Inflation rate	29%	156%	118%

Schedule of sensitivity analysis effect of a variation

12.31.2024
Discount rate: 4%
Obligation	45
Variation	4
10%

Discount rate: 6%
Obligation	38
Variation	(3)
(8%)

Real wage increase rate: 0%
Obligation	40
Variation	(1)
(4%)

Real wage increase rate: 2%
Obligation	43
Variation	2
4%

Schedule of salaries and social security payable

	12.31.2024	12.31.2023
Current
Salaries and social security contributions	6	3
Provision for vacations	9	5
Provision for gratifications and annual bonus for efficiency	24	11
Total current	39	19